General and Administrative Expense	12 Months Ended
Dec. 31, 2013
General and Administrative Expense [Abstract]
General and Administrative Expense [Text Block]
18. General and Administrative Expense
Components of general and administrative expenses for the years ended December 31, 2013, 2012 and 2011 are presented below:

	2013	2012	2011
Legal and professional fees, excluding consent order expense	$30,782	$45,655	$50,284
Credit-related expenses:
Foreclosure and OREO expense	34,051	54,385	35,306
Other credit-related expense	15,792	29,490	47,544
FDIC premium assessment and other agency fees	34,857	39,183	29,032
Advertising and marketing expense	29,201	36,016	17,667
Loan origination expense, net of deferred cost	4,291	9,274	3,911
Portfolio expense	12,722	14,744	8,889
Consent order expense	72,339	24,657	7,006
Write-down of Tygris indemnification asset	—	—	8,680
Other	51,460	53,973	43,198
	$285,495	$307,377	$251,517